PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, if recognized, would impact effective tax rate	$ 20.9	$ 5.4
Unrecognized tax benefits that would impact effective tax rate, legal challenges	$ 12.1